Document and Entity Information	Dec. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2023
Entity File Number	814-01399
Entity Registrant Name	Star Mountain Lower Middle-Market Capital Corp.
Entity Central Index Key	0001786835
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3924884
Entity Address, Address Line One	140 E. 45th Street
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	810-9044
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false